SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
Operating Leases, 2023	$ 672
Operating Leases, 2024	201
Operating Leases, 2025	84
Operating Leases, 2026	56
Operating Leases, 2027	55
Operating Leases, Thereafter	406
Operating Leases, Total lease payments	1,474
Operating Leases, Less: Interest	(188)
Operating Leases, Present value of lease liabilities	1,286
Finance Lease, Liability, to be Paid [Abstract]
Finance Leases, 2023	1,662
Finance Leases, 2024	155
Finance Leases, 2025	36
Finance Leases, 2026	17
Finance Leases, 2027	5
Finance Leases, Thereafter
Finance Leases, Total lease payments	1,875
Finance Leases, Less: Interest	(260)
Finance Leases, Present value of lease liabilities	$ 1,615